Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Statement of compliance
(a)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements have been prepared on a going concern basis, and in making the assessment that the Company is a going concern, management have taken into account all available future information, which extends for a period of at least 12 months from December 31, 2021. Refer to Note 1.

Change in accounting policies
(b)	Change in accounting policies
A number of new standards, and amendments to standards and interpretations, are effective as of January 1, 2021, and have been applied in preparing these consolidated financial statements. None of these standards and amendments to standards and interpretations had a significant effect on the consolidated financial statements of the Company.

Areas of judgement and estimation uncertainty
(c)	Areas of judgement and estimation uncertainty
The preparation of consolidated financial statements in accordance with IFRS often requires management to make estimates about, and apply assumptions or subjective judgement to, future events and other matters that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Assumptions, estimates and judgements are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time the Company’s consolidated financial statements are prepared.
With the emergence of the new and more transmissible Omicron variant in Mongolia and elsewhere,
COVID-19
continues to create significant volatility and negative pressures on international economies, as well as financial and commodity markets. At December 31, 2021, it is still not possible to predict the duration, severity, or scope of the pandemic’s impact on the Company or to predict the steps that governmental and non-governmental
agencies may be required to take in response to
COVID-19.
By their very nature,
COVID-19
related judgements and estimates made for the purposes of preparing the consolidated financial statements relate to matters that are inherently uncertain. However, the Company is closely monitoring the changing conditions and their impacts.

(i)	Sources of estimation uncertainty
Key sources of estimation uncertainty that have a risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next twelve months are summarized below:
Going concern assessment
The Company has made judgements, based on an internally generated short-term cash flow forecast, in concluding that there are no material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern. The short term cashflow forecast includes plans to access additional sources of funding under the amended HOA where management consider implementation of those plans to be probable. Judgements and estimates are made in forming assumptions of future activities, future cash flows and timing of those cash flows, including cash flows relating to the financing plans for re-profiling
of project finance debt, the short-term secured advance from Rio Tinto and equity offering in the Amended HOA whose implementation is probable in the next twelve months. Significant assumptions used in preparing the short-term cash flow forecast include, but are not limited to, short-term commodity prices, production volumes, reserves, operating costs, financing costs, development capital, and the announced equity offering. Changes to these assumptions could affect the estimate of the Company’s available liquidity and conclusion as to whether there are material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern. However, the Company’s assessment of going concern did include sensitivity analyses that were performed over the significant assumptions included in the short-term cash flow forecast including the impact of estimated commodity prices on cash receipts.

Recoverable amount of property, plant and equipment
When there is an indicator of impairment or impairment reversal, the recoverable amount is assessed by reference to the higher of value in use (“VIU”) and fair value less costs of disposal (“FVLCD”). The VIU is the net present value of expected future pre-tax
cash flows from the relevant cash-generating unit in its current condition, both from continuing use and ultimate disposal. FVLCD is estimated either from the value obtained from an active market where applicable, or by using a discounted post-tax
cash flow model based on detailed
life-of-mine
and/or production plans. Significant assumptions used in the discounted cash flow model include estimates of long-term commodity prices, discount rates, reserves and resources, operating costs, development capital, and scheduling and mine design.
These inputs are based on the Company’s best estimates of what an independent market participant would consider appropriate. Changes to these inputs may alter the results of the test for impairment or impairment reversal, the amount of the impairment charge or impairment reversal recorded in the consolidated statement of income and the resulting carrying value of property, plant and equipment
.
An indicator of impairment was identified during the year ended December 31, 2021, and an assessment of recoverable amount was undertaken as at December 31, 2021; refer to Note 13.
Recovery of deferred tax assets in Mongolia
The Company assesses the recoverability of deferred tax assets at each reporting period-end
based on future taxable income to determine the deferred tax asset to be recognized. Significant assumptions used to determine future taxable income include estimates for commodity prices, reserves and resources, operating costs, financing costs, development capital, and scheduling and mine design. Revisions to these estimates could result in material adjustments to the financial statements.
Reserves and Resources
Estimates of mineral reserves and resources are based on various assumptions relating to operating matters set forth in National Instrument
43-101.
These include production costs, mining and processing recoveries, cut-off
grades, long term commodity prices and the costs and availability of treatment and refining services for the metals mined. Cost estimates are based on feasibility study estimates and operating history. The Company estimates its mineral reserves and resources based on information compiled and reviewed by qualified persons as defined in accordance with National Instrument
43-101
requirements.
Estimated mineral reserves and, in certain circumstances, resources are used to determine the depreciation of property, plant and equipment; to account for capitalized deferred stripping costs; to perform, when required, assessments of the recoverable amount of property, plant and equipment; as an input to the projection of future taxable profits which support assessments of deferred income tax recoverability; and to forecast the timing of the payment of decommissioning obligations.

Depletion and depreciation of property, plant and equipment
Property, plant and equipment is the largest component of the Company’s assets and, as such, the depreciation of these assets has a significant effect on the Company’s financial statements.
Mining plant and equipment and other capital assets are depreciated over their expected economic lives using either the units of production method or the straight-line method. Depletion of each mineral property interest is provided on the units of production basis using estimated proven and probable reserves as the depletion basis. A change in the estimated useful life or residual value of a long-lived asset would result in a change in the rate of depreciation for that asset.
For long-lived assets that are depleted or depreciated over proven and probable reserves using the units of production method, a change in the original estimate of proven and probable reserves would result in a change in the rate of depletion or depreciation.
Decommissioning Costs
The estimate of decommissioning costs is based on future expectations in the determination of closure provisions. Management makes a number of assumptions and judgements including estimating the amount of future reclamation costs and their timing, inflation rates and risk-free discount rates. These assumptions are formed based on environmental and regulatory requirements and the Company’s internal policies. The costs are more uncertain the further into the future the mine closure activities are to be carried out. Actual costs incurred in future periods in relation to the remediation of the Company’s existing assets could differ materially from their estimated undiscounted future value. Refer to Note 17 for the Company’s total decommissioning obligations recorded in the consolidated financial statements, the undiscounted values and the rate used to discount the liability.
Net realizable value of inventories
Ore stockpile inventory is valued at the lower of weighted average cost and net realizable value (“NRV”). If ore stockpiles are not expected to be processed within the 12 months after the balance sheet date, they are included within non-current
assets and net realizable value is calculated on a discounted cash flow basis over the planned processing timeframe for such ore. Evaluating NRV requires management judgement in the selection of estimates for, among other inputs, discount rate, price assumptions, timing of processing and costs to complete.

(ii)	Areas of judgement
Impairment indicator of property, plant and equipment
Judgement is required in assessing whether certain factors would be considered an indicator of impairment or impairment reversal. Management considers both internal and external information to determine whether there is an indicator of impairment and, accordingly, whether impairment testing is required. The information considered in assessing whether there is an indicator of impairment includes, but is not limited to, long-term commodity prices, the Company’s market capitalization relative to its net asset carrying amount, life of mine plans and changes in significant assumptions including reserves and resources, development capital estimates and scheduling and mine designs.
The Company’s assessment for the year ended December 31, 2021 considered the approval by the Oyu Tolgoi board of directors of the operating program and budget for the 2022 financial year, including over $780 million
to cover capital plans relating to the Oyu Tolgoi underground project, which will allow continued progression towards undercutting.
The Company’s assessment also considered the information included within its announcement on January 17, 2022, in relation to its fourth quarter 2021 production and in which the Company provided an update on the Oyu Tolgoi mine and the status of negotiations with the Government of Mongolia as at December 31, 2021.
The Company’s assessment also considered the information included within its January 17, 2022 announcement regarding the ongoing
COVID-19
restrictions continuing to adversely impact both open pit operations and underground development. Further, consideration was given to the
COVID-19
situation in Mongolia, as well as the schedule delays and delayed commitments caused by the Definitive Estimate not having received the unanimous support of all the directors of the Oyu Tolgoi board as at December 31, 2021, which delayed the Company’s expected timing for initiating the undercut. In addition, consideration was given to the information in the January 17, 2022 announcement regarding updates on the progress of Shaft 4 sinking activities and Shaft 3 readiness work. The announcement confirmed that Panels 1 and 2 are expected to be delayed due to COVID-19 related work restrictions impacting both Shafts 3 and 4 and underground development progress as well as changes to mining scope previously disclosed.
The Company’s assessment also considered the status of negotiations between the Company, Rio Tinto and the Government of Mongolia as at December 31, 2021. On December 30, 2021, the Mongolian Parliament passed Parliamentary Resolution 103 to authorize the Government of Mongolia to take certain measures in connection with Oyu Tolgoi, restricting additional shareholder or third-party debt financing at the Oyu Tolgoi level until commencement of sustainable production. The effect of the resolution required key negotiations to continue into 2022. Despite the positive progress made through the negotiations in 2021, management concluded that the potential for further delays and the resulting uncertainty as to the timing of underground project completion constituted an indicator of impairment at the Oyu Tolgoi cash generating unit level at December 31, 2021.

Subsequent to
year-end,
on January 24, 2022, the Company announced that it had successfully concluded the negotiations with Rio Tinto and the Government of Mongolia that were necessary for the board of directors of Oyu Tolgoi to unanimously approve the start of underground mine operations at Oyu Tolgoi as well as signing of the Amended HOA with Rio Tinto; refer to Note 26. As these events occurred after the balance sheet date, they do not form part of management’s assessment of potential indicators of impairment or impairment reversal as at December 31, 2021.
Income taxes - provision for income taxes and composition of deferred income tax assets and liabilities
The Company must make significant estimates in respect of the provision for income taxes and the composition of its deferred income tax assets and deferred income tax liabilities. The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and can be subject to change. As a result, there are usually some tax matters in question which may, on resolution in the future, result in adjustments to the amount of current or deferred income tax assets or liabilities, and those adjustments may be material to the Company’s balance sheet and results of operations.
The Company recognizes potential liabilities and records tax liabilities for uncertain tax positions based on its judgement of whether, and the extent to which, additional taxes will be due. Consistent with IFRIC 23,
Uncertainty Over Income Tax Treatments,
the Company first considers if it is probable that a taxation authority will accept an uncertain tax treatment. If it is concluded that it is not probable, a probability-weighted approach is to be taken for issues for which there are a wide range of possible outcomes. For tax issues with a binary outcome, the most likely amount method still remains. The Company adjusts these liabilities as facts and circumstances change. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate, which could result in material adjustments to the consolidated financial statements. Refer to Note 23 for further information on tax matters between Oyu Tolgoi and the Mongolian Tax Authority.
Income taxes – utilization of tax losses carried forward
The determination of the ability of the Company to utilize tax losses carried forward to offset income taxes payable in the future and to utilize temporary differences which will reverse in the future requires management to exercise judgement and make assumptions about the Company’s future performance. Management is required to assess whether it is probable that the Company is able to benefit from these tax losses and temporary differences.

Basis of consolidation
(d)	Basis of consolidation
The financial statements consist of the consolidation of

the accounts of Turquoise Hill and its respective subsidiaries.
All
intercompany transactions and balances between Turquoise Hill and its subsidiaries have been eliminated on consolidation. Where necessary, adjustments are made to assets, liabilities, and results of subsidiaries to bring their accounting policies into line with those used by the Company.
Subsidiaries are entities controlled by Turquoise Hill. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The Company controls an entity if it has power to direct the activities of the entity in a manner that significantly affects its returns, has exposure or rights to variable returns from its involvement with the entity and has the ability to use its power to affect those returns.
The Company consolidates all subsidiaries. The Company’s principal operating subsidiary is Oyu Tolgoi. Wholly owned subsidiaries of Turquoise Hill together hold a
66.0% interest in Oyu Tolgoi, whose principal asset is the Oyu Tolgoi copper-gold mine located in Southern Mongolia. The remaining 34% non-controlling interest in Oyu Tolgoi is owned by Erdenes Oyu Tolgoi LLC (“Erdenes”), a company controlled by the Mongolian government. The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine’s exploration and development costs via equity and debt investments in Oyu Tolgoi and non-recourse loans to Erdenes. Income or loss of Oyu Tolgoi is attributed to the controlling and non-controlling shareholders based on ownership percentage. Non-recourse loans advanced to Erdenes upon the issuance of additional equity interests to Erdenes are accounted for separately and recorded as an offset to non-controlling interest in equity. Unrealized interest on the non-recourse loans to Erdenes, which are recoverable principally through dividends from Oyu Tolgoi or sale by Erdenes of its interests in Oyu Tolgoi, is recognized when payment of the interest can be reliably determined.

Subsequent to December 31, 2021, the Company waived these
non-recourse
loans and unrealized interest in full. Refer to Note 26 - Subsequent events.

Currency translation and foreign exchange
(e)	Currency translation and foreign exchange
The Company has determined the U.S. dollar to be the functional currency of Turquoise Hill and its significant subsidiaries as it is the currency of the primary economic environment in which Turquoise Hill and all of its significant subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the date of the balance sheet and non-monetary
assets and liabilities are translated at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the date of the transaction. All exchange gains and losses are included in the consolidated statement of income during the year.

Revenue
(f)	Revenue
The Company generates revenue from the sale of concentrate containing copper, gold and silver. Sales revenue is recognized on individual sales to depict the transfer of promised goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods. The Company considers five steps in assessing whether all of the revenue recognition criteria are met:

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to performance obligations; and
•	recognize revenue when or as a performance obligation is satisfied.
The Company satisfies its performance obligation and sales revenue is recognized at the point in time when the product is delivered as specified by the customer, which is typically upon loading of the product to the customer’s truck, train or vessel. The Company considers that control has passed when there is a present obligation to pay from the customer’s perspective; physical possession, legal title and the risks and rewards of ownership have all passed to the customer; and the customer has accepted the concentrate. The Company recognizes deferred revenue in the event it receives payment from a customer before a sales transaction meets all the criteria for revenue recognition.
Concentrate is provisionally priced whereby the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 180
days after delivery to the customer as defined in the sales contract. The final price is based on the market price at the relevant quotation point stipulated in the contract. At each reporting date, the receivable is marked to fair value based on the forward selling price for the quotation period stipulated in the contract. The change in fair value of the receivable subsequent to the date of revenue recognition is recognized within ‘Revenue’ on the face of the statements of income and is shown separately as ‘other revenue’ in the notes to the consolidated financial statements.
Mining royalties paid to the government of Mongolia are included in operating expenses.

Exploration and evaluation
(g)	Exploration and evaluation
All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.
Exploration and evaluation costs are charged to operations in the period incurred until such time as it has been determined that a mineral property has proven and probable reserves and the property is economically viable, in which case subsequent evaluation costs incurred to develop a mineral property are capitalized. Exploration and evaluation costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

Property, plant and equipment
(h)	Property, plant and equipment
Property, plant and equipment are recorded at cost, less accumulated depletion and depreciation and accumulated impairment losses. The cost of property, plant and equipment includes the estimated close down and restoration costs associated with the asset.
Once an undeveloped mining project has been established as commercially viable, including that it has established proven and probable reserves and approval to mine by governmental authorities has been given, expenditure (including qualifying exploration and evaluation costs) other than on land, buildings, plant and equipment is capitalized under “Mineral property interests.” Ore reserves may be declared for an undeveloped mining project before its commercial viability has been fully determined and approval to mine has been given. Evaluation costs may be capitalized during the period between declaration of reserves and approval to mine as further work is undertaken in order to refine the development case to maximize the project’s return.
Project development expenditures, including costs to acquire and construct buildings and equipment are capitalized under “Capital works in progress” provided that the project has been established as commercially viable. Capital works in progress are not categorized as mineral property interests, mining plant and equipment or other capital assets until the capital asset is in the condition and location necessary for its intended use.
Sales of concentrate and associated costs, which are incurred during the commissioning phase, that are necessary for the successful commissioning of new assets, are capitalized. Development costs incurred after the commencement of production are capitalized to the extent they are expected to give rise to a future economic benefit. Borrowing costs related to construction or development of a qualifying asset are capitalized until the point when substantially all the activities that are necessary to make the asset ready for its intended use are complete. Where funds have been borrowed specifically to finance an asset, the amount capitalized is the actual interest on borrowings incurred, net of any returns on invested funds. Where the funds used to finance an asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Company during the period.

Deferred stripping
(i)	Deferred stripping
In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.
During the development of an open pit mine, before production commences, stripping costs are capitalized as part of mineral property interests and are subsequently amortized over the life of the mine on a units of production basis.
During the production phase, stripping activity is undertaken for the dual purpose of extracting inventory for current production as well as improving access to the ore body.

Stripping costs incurred for the purpose of extracting current inventories are included in the costs of inventory produced during the period the stripping costs are incurred.
In order for production phase stripping costs to qualify for capitalization as a stripping activity asset, three criteria must be met:
•	it must be probable that economic benefit will be realized in a future accounting period as a result of improved access to the ore body created by the stripping activity;
•	it must be possible to identify the “component” of the ore body for which access has been improved; and
•	it must be possible to reliably measure the costs that relate to the stripping activity.
When the cost of stripping related to development which has a future benefit is not distinguishable from the cost of producing current inventories, the stripping costs are allocated to each activity based on a relevant production measure. Generally, the measure would be calculated based on a ratio obtained by dividing the tonnage of waste mined for the component for the period by the quantity of ore mined for the component. Stripping costs incurred in the period related to the component are deferred to the extent that the current period ratio exceeds the historical life of component ratio. The stripping activity asset is depreciated on a units of production basis based on expected production of ore over the useful life of the component that has been made more accessible as a result of the stripping activity. The life of component ratios are based on proven and probable reserves based on the mine plan; they are a function of the mine design and therefore changes to that design will generally result in changes to the ratios. Changes in other technical or economic parameters that impact reserves may also impact the life of component ratios. Changes to the life of component ratios are accounted for prospectively.
Deferred stripping costs are included in “Mineral property interests” within property, plant and equipment.    Amortization of deferred stripping costs is included as a cost of production in the period.

Depreciation and depletion
(j)	Depreciation and depletion
Property, plant and equipment is depreciated over its useful life, or over the remaining life of the mine if that is shorter.
The useful lives of the major assets of a cash-generating unit are often dependent on the life of the ore body to which they relate. Where this is the case, the lives of mining properties, and their associated concentrators and other long lived processing equipment generally relate to the expected life of the ore body. The life of the ore body, in turn, is estimated on the basis of the life-of-mine
plan. In applying the units of production method, depreciation is calculated using the copper content of the ore extracted from the mine in the period as a percentage of the total metal content of the ore to be extracted in current and future periods based on proven and probable reserves.
Development costs that relate to a discrete section of an ore body, and which only provide benefit over the life of those reserves, are depreciated over the estimated life of that discrete section. Development costs incurred that relate to the entire ore body are depreciated over the estimated life of the entire ore body.

Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the mine are depreciated on a straight-line basis. Depreciation commences when an asset is available for use.

Impairment of non-current assets
(k)	Impairment of non-current assets
Property, plant and equipment is reviewed for impairment when events or changes in circumstances indicate that the full carrying amount may not be recoverable.
Non-current
assets that have previously been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed.

Impairment is assessed at the level of cash-generating units which are identified as the smallest identifiable group of assets capable of generating cash inflows which are largely independent of the cash inflows from other assets. When an impairment review is undertaken, the recoverable amount is assessed by reference to the higher of VIU and FVLCD.
The VIU is the net present value of expected future
pre-tax
cash flows from the relevant cash-generating unit in its current condition, both from continuing use and ultimate disposal. For VIU, recent cost levels are considered, together with expected changes in costs that are compatible with the current condition of the business and which meet the requirements of IFRS.
The best evidence of FVLCD is often the value obtained from an active market or binding sale agreement. Where this is not the case, or where neither an active market nor a binding sale agreement exists, FVLCD is based on the best information available to reflect the amount a market participant would pay for the cash-generating unit in an arm’s length transaction. This is often estimated using discounted post tax cash flow techniques based on detailed life-of-mine
and/or production plans.
The cash flow forecasts are based on management’s best estimates of expected future revenues and costs, including the future cash costs of production and capital expenditure, which for FVLCD purposes management believe approximate those of a market participant.
Forecast cash flows for impairment purposes are generally based on management’s price forecasts of commodity prices, which assume short term observable market prices will revert to the Company’s assessment of the long term price, generally over a period of three to five years. These long-term forecast commodity prices are derived from industry analyst consensus.
The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market would apply having regard to the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted.

Decommissioning obligations
(l)	Decommissioning obligations
The Company recognizes liabilities for statutory, contractual, legal or constructive obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a provision for a decommissioning obligation is recognized at its net present value in the period in which it is incurred, using a discounted cash flow technique with market-based risk-free discount rates and estimates of the timing and amount of the settlement of the obligation. Upon initial recognition of the liability, the corresponding decommissioning cost is added to the carrying amount of the related asset.
Following initial recognition of the decommissioning obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to significant estimates including the current discount rate, the amount or timing of the underlying cash flows needed to settle the obligation and the requirements of the relevant legal and regulatory framework. Subsequent changes in the provisions resulting from new disturbance, updated cost estimates, changes to estimated lives of operations and revisions to discount rates are also capitalized to the related property, plant and equipment. Amounts capitalized to the related property, plant and equipment are depreciated over the lives of the assets to which they relate. The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to expense and is included within finance costs in the consolidated statement of income.

Inventories
(m)	Inventories
Concentrate inventory is valued at the lower of weighted average cost and net realizable value. Cost comprises production and processing costs, which includes direct and indirect labour, operating materials and supplies, applicable transportation costs and apportionment of operating overheads, including depreciation and depletion. Net realizable value is the expected average selling price of the concentrate inventory less applicable selling and transportation costs.
Stockpiles represent ore that has been extracted and is available for further processing. Stockpiles are valued at the lower of weighted average production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, applicable transportation costs, and apportionment of operating overheads, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location. If the ore will not be processed and sold within 12 months after the consolidated balance sheet date it is included within non-current
assets and net realizable value is calculated on a discounted cash flow basis over the planned period within which the ore is estimated to be processed.
Mine stores and supplies are valued at the lower of the weighted average cost and net realizable value.

Taxation
(n)	Taxation
Income tax expense comprises current and deferred tax. Current tax and deferred taxes are recognized in the consolidated statement of income except to the extent that they relate to items recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date.
Deferred tax is recognized in respect of unused tax losses and credits, as well as temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.    Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on enacted or substantively enacted laws at the reporting date.
The Company computes the provision for deferred income taxes under the liability method. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, only to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are estimated using an income forecast derived from cash flow projections, based on detailed life-of-mine
plans and corporate forecasts. Where applicable, the probability of utilizing tax losses or credits is evaluated by considering risks relevant to future cash flows, and the expiry dates after which these losses or credits can no longer be utilized.
Deferred tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries, associates and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future.
The Company is subject to assessments by various taxation authorities, who may interpret tax legislation differently from the Company. The final amount of taxes to be paid depends on a number of factors, including the outcomes of audits, appeals or negotiated settlements. Such differences are accounted for based on management’s best estimate of the probable outcome of these matters.
The Company must make significant estimates and judgements in respect of its provision for income taxes and the composition and measurement of its deferred income tax assets and liabilities. The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and subject to change. As a result, there are some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities; those adjustments may be material.

Employee benefits
(o)	Employee benefits
Wages, salaries, contributions to government pension and social insurance funds, compensated absences and bonuses are accrued in the year in which the employees render the associated services.

Cash and cash equivalents
(p)	Cash and cash equivalents
For the purposes of the consolidated balance sheet, cash and cash equivalents comprise cash on hand, demand deposits and short term, highly liquid investments with an initial maturity of three months or less that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value.

Financial instruments
(q)	Financial instruments
The Company classifies its financial instruments in the following categories: at fair value through profit or loss, fair value through other comprehensive income or at amortized cost.
Classification
The Company determines the classification of financial instruments at initial recognition.
The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. A debt instrument is measured at amortized cost if the objective of the business model is to hold the debt instrument for the collection of contractual cash flows, and the asset’s contractual cash flows are comprised solely of payments of principal and interest (“SPPI”).
A debt instrument held under a business model under which financial assets may be either held to collect contractual cash flows or sold is classified as held at fair value through other comprehensive income if the SPPI criteria are met. Any other financial assets are classified at fair value through profit or loss.
Debt instruments held to maturity are classified as current or non-current
assets based upon their maturity date. Equity instruments that are held for trading are classified as fair value through profit or loss. For other equity instruments, on the day of acquisition, the Company is able to make an irrevocable election (on an instrument-by-instrument
basis) to designate them as at fair value through other comprehensive income.
Financial liabilities are measured at amortized cost, unless they are required to be measured at fair value through profit or loss (such as instruments held for trading or derivatives) or where the Company has opted to measure at fair value through profit or loss.

Measurement

(i)	Financial assets and liabilities at fair value through profit or loss
Financial assets and liabilities at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in the consolidated statements of income. Realized and unrealized gains and losses arising from changes in fair value are included in the consolidated statement of income in the period in which they arise. Where the Company has elected to recognize a financial liability at fair value through profit or loss, any changes associated with the Company’s own credit risk will be recognized in other comprehensive income.

(ii)	Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income are initially recognized at fair value plus transaction costs. Subsequent to initial recognition, they are measured at fair value, with gains and losses recognized in other comprehensive income.

(iii)	Financial assets and liabilities at amortized cost
Financial assets and liabilities at amortized cost are initially recognized at fair value net of transaction costs, and subsequently carried at amortized cost less any impairment charges.

(iv)	Derivative financial instruments
Derivatives are classified as fair value through profit or loss. Derivatives embedded in financial liabilities are treated as separate derivatives when their risks and characteristics are not closely related to their host contracts. Commodity-based derivatives resulting from provisionally priced concentrate are classified as fair value through profit or loss with changes in value recognized in revenue.
Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.
At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the 12 month expected credit loss for performing assets and the lifetime expected credit loss if the credit risk on the financial asset has increased significantly since initial recognition. For financial assets that are credit impaired at inception, the Company recognizes the expected lifetime credit loss allowance and any interest income is calculated on the net carrying amount.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the expected credit losses are reversed after the impairment was recognized.

Derecognition
Financial assets are derecognized when the investments mature or are sold, and substantially all the risks and rewards of ownership have been transferred. A financial liability is derecognized when the obligation under the liability is discharged, canceled or expired. Gains and losses on derecognition are recognized within finance income and finance costs, respectively. Gains or losses on equity instruments designated as fair value through other comprehensive income remain within accumulated other comprehensive income.

Share based payments
(r)	Share based payments
The Company has a Performance Share Unit (“PSU”) Plan, a Restricted Share Unit (“RSU”) plan, and a Director Deferred Share Unit (“DDSU”) Plan.
The PSUs, RSUs, and DDSUs are accounted for at fair value upon issuance and remeasured each reporting period, based on the fair market value of a common share of the Company, and recognized as an expense on a straight-line basis over the vesting period.

Segment reporting
(s)	Segment reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components. Operating segments are reported consistently with internal information provided to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance, has been identified as Turquoise Hill’s Chief Executive Officer. Based upon management’s assessment of the above criteria, the Company has one operating segment, Oyu Tolgoi, with its copper-gold mine in Southern Mongolia.

Leases
(t)	Leases
At inception of the contract, the Company assesses whether a contract is, or contains, a lease. The contract contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
To assess this, the Company considers whether:

–	The contract involves the use of an identified asset;
–	the Company has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and
–	the Company has the right to direct the use of the asset.
The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost. The right of use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the useful life or the end of the lease term. The estimated useful lives of right of use assets are determined on the same basis as those of property, plant and equipment. In addition, they are periodically reduced by any impairment losses and adjusted for certain re-measurements
of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted at the weighted average incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise: fixed payments; variable lease payments that depend on an index or a rate; amounts expected to be payable under any residual value guarantee, and the exercise price under any purchase option that the Company would be reasonably certain to exercise; lease payments in any optional renewal period if the Company is reasonably certain to exercise an extension option; and penalties for any early termination of a lease unless the Company is reasonably certain not to terminate early.
The lease liability is measured at amortized cost using the effective interest rate method. It is re-measured
when there is a change in future lease payments arising from a change in index payment or rate, if there is a change in the Company’s estimate of the amount expected to be payable under any residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension, or termination option.
When the lease liability is
re-measured
in this way, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in the consolidated statement of income if the carrying amount of the asset has been reduced to nil.
The Company presents right of use assets in Property, plant, and equipment and lease liabilities in Borrowings and other financial liabilities in the consolidated balance sheet.

New standards and interpretations not yet adopted
(u)	New standards and interpretations not yet adopted
IAS 16, Property, Plant and Equipmen
t
:
Proceeds before Intended Use
(Amendments to IAS 16)
is
effective for the Company’s fiscal year ending December 31, 2022. This narrow-scope amendment to IAS 16 prohibits an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Under the amendment, the Company will be required to recognise the proceeds from selling such items, and the cost of producing th em
, in the Consolidated Statement of Income.
This amendment is effective for the Company’s annual reporting periods beginning January 1, 2022 with retrospective application required as it relates to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 202
1
. IAS 2 Inventories will apply to the identification and measurement of inventory produced. Identifying the related cost may require significant estimation and judgment in the selection of an appropriate method for allocating development expenditure to such inventory.
The impact of adjustments to amounts recorded within opening balances at January 1, 2021 are expected to decrease the deficit reported within equity by

$21
million and to increase capital work in progress within property, plant and equipment by
$21
million. Upon adoption of the amendment for reporting periods starting from January 1, 2022, the restatement of the

Company’s Consolidated Statement of Income and Consolidated Balance Sheet as at and for the year ended December 31,

2021 will result in a
$70
million increase to revenue, a
$15
million increase in cost of sales and a
$55

million increase to
capital work in progress within property, plant and equipment.